REVENUE AND COST OF SALES (Tables)	9 Months Ended
Sep. 30, 2023
REVENUE AND COST OF SALES
Schedule Of Revenue
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Concentrate sales	$11,599	$9,445	$31,429	$30,423
Provisional pricing adjustments	717	(327)	(70)	(885)
	$12,316	$9,118	$31,359	$29,538

Schedule Of Cost Of Sales
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Production costs	$9,228	$6,544	$23,939	$17,378
Write down of equipment and materials and supplies inventory	4	-	95	-
Depreciation and depletion	720	514	2,067	1,454
	$9,952	$7,058	$26,101	$18,832